Accounts Payable and Accrued Liabilities	9 Months Ended
Dec. 31, 2024
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Accounts Payable and Accrued Liabilities
18.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at,	December 31, 2024	March 31, 2024

The carrying amount of:

Accounts payable	$146.1	$142.0

Accrued liabilities	121.1	80.5

Wages and accrued vacation payable	51.9	64.3

	$319.1	$286.8